UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                                COPLEY FUND, INC.
                                -----------------
               (Exact name of registrant as specified in charter)

                           5348 Vegas Drive, Suite 391
                             Las Vegas, Nevada 89108
                    (Address of principal offices)(Zip code)

                               East Biz Com, Inc.
                                5348 Vegas Drive
                             Las Vegas, Nevada 89108
                     (Name and address of agent for service)

        Registrant's Telephone Number, including Area Code: 702-871-8678

                      Date of Fiscal Year End: FEBRUARY 28

                     Date of Reporting Period: MAY 31, 2010

Item 1. Schedule of Investments

                                Copley Fund, Inc.
                             Schedule of Investments
                            May 31, 2010 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCKS - 108.21%
Banking - 5.79%
J.P. Morgan Chase & Company                                42,000   $  1,662,360
PNC Financial Services Group, Inc.                         25,000      1,568,750
                                                                    ------------
                                                                       3,231,110
                                                                    ------------
Diversified Utility Companies - 13.38%
Alliant Energy Corp.                                       20,000        642,800
Dominion Resources, Inc.                                   60,000      2,337,600
NextEra Energy, Inc.                                       90,000      4,493,700
                                                                    ------------
                                                                       7,474,100
                                                                    ------------
Drug Companies - 4.15%
Bristol Myers Squibb Co.                                  100,000      2,321,000
                                                                    ------------

Electric & Gas - 17.34%
American Electric Power, Inc.                              35,000      1,118,600
First Energy Corp.                                         40,000      1,408,400
Great Plains Energy, Inc.                                  30,000        526,500
Integrys Energy Group, Inc.                                16,500        746,130
Progress Energy, Inc.                                      40,000      1,543,600
Public Service Enterprise Group, Inc.                      30,000        918,900
Scana, Corp.                                               50,000      1,814,500
Sempra Energy, Inc.                                        35,000      1,610,000
                                                                    ------------
                                                                       9,686,630
                                                                    ------------
Electric Power Companies - 18.01%
Ameren Corp.                                               12,500        308,250
DTE Energy Co.                                             55,000      2,503,050
Duke Energy Corp.                                          54,600        871,416
Exelon Corp.                                               23,200        895,520
Nstar Corp.                                                50,000      1,755,500
PPL Corp.                                                 100,000      2,581,000
Southern Co.                                               35,000      1,144,500
                                                                    ------------
                                                                      10,059,236
                                                                    ------------
Gas Utilites & Supplies - 10.07%
Delta Natural Gas Co.                                      20,000        585,000
New Jersey Resources Corp.                                 56,250      1,994,062
Northwest Natural Gas Co.                                  40,000      1,758,800
WGL Holdings, Inc.                                         38,000      1,286,300
                                                                    ------------
                                                                       5,624,162
                                                                    ------------

                                Copley Fund, Inc.
                       Schedule of Investments (Continued)
                            May 31, 2010 (Unaudited)

                                                          Shares   Market Value
--------------------------------------------------------------------------------
Insurance - 3.54%
Arthur J. Gallagher & Co.                                 80,000   $  1,975,200
                                                                   ------------

Office Equipment - 1.62%
Pitney Bowes, Inc.                                        40,000        905,600
                                                                   ------------

Oils - 22.23%
BP Amoco PLC - ADR                                        25,500      1,095,225
Chevron Texaco Corp.                                      46,200      3,412,794
Exxon-Mobil Corp.                                        106,086      6,413,960
Sunoco, Inc.                                              50,000      1,493,500
                                                                   ------------
                                                                     12,415,479
                                                                   ------------
Pipelines - 0.98%
Spectra Energy Corp.                                      27,300        546,273
                                                                   ------------

Retail - 1.72%
Wal-Mart Stores, Inc.                                     19,000        960,640
                                                                   ------------

Telephone - 9.38%
AT&T, Inc.                                                95,000      2,308,500
Frontier Communications Corp.                             40,000        318,000
Verizon Communications, Inc.                              95,000      2,614,400
                                                                   ------------
                                                                      5,240,900
                                                                   ------------

TOTAL COMMON STOCKS (Cost $24,954,561) - 108.21%                     60,440,330
Liabilities in excess of other assets - (8.21%)                      (4,585,359)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 55,854,971
                                                                   ------------

-----------------------
ADR-American Depository Receipt.

At May 31, 2010, the net unrealized appreciation based on cost for financial reporting purposes of $24,954,561 was as follows:

Aggregate gross unrealized appreciation for all investments
   for which there was an excess of value over cost                $ 35,705,933
Aggregate gross unrealized depreciation for all investments
   for which there was an excess of cost over value                    (220,164)
                                                                   ------------
Net unrealized appreciation                                        $ 35,485,769
                                                                   ============

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

                                Copley Fund, Inc.
                       Schedule of Investments (Continued)
                            May 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are: Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2010 for the Fund's assets and liabilities measured at fair value:

Assets *               Level 1          Level 2        Level 3          Total
--------------------------------------------------------------------------------
Common Stocks        60,440,330            --             --          60,440,330
--------------------------------------------------------------------------------
       Total         60,440,330            --             --          60,440,330
--------------------------------------------------------------------------------

The Fund did not hold any Level 3 securities during the period.

*Refer to the Schedule of Investments for industry classifications.

ITEM 2. CONTROLS AND PROCEDURES
-------------------------------

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS
----------------

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)      /s/ Irving Levine
                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date: 7/29/10


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Irving Levine
                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date: 7/29/10